Operating Segments and Geographic Data - Segment Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total Income Tax Expense (Benefit)	$ 8,173	$ 14,066	$ 5,950
Operating Segments | Upstream
Segment Reporting Information [Line Items]
Total Income Tax Expense (Benefit)	6,874	12,733	6,126
Operating Segments | Upstream | United States
Segment Reporting Information [Line Items]
Total Income Tax Expense (Benefit)	1,141	3,678	1,934
Operating Segments | Upstream | International
Segment Reporting Information [Line Items]
Total Income Tax Expense (Benefit)	5,733	9,055	4,192
Operating Segments | Downstream
Segment Reporting Information [Line Items]
Total Income Tax Expense (Benefit)	1,628	1,795	750
Operating Segments | Downstream | United States
Segment Reporting Information [Line Items]
Total Income Tax Expense (Benefit)	1,109	1,515	547
Operating Segments | Downstream | International
Segment Reporting Information [Line Items]
Total Income Tax Expense (Benefit)	519	280	203
Segment Reconciling Items
Segment Reporting Information [Line Items]
Total Income Tax Expense (Benefit)	$ (329)	$ (462)	$ (926)